Supplement, dated September 18, 2023

to Initial Summary Prospectus, Updating Summary Prospectus and Prospectus,

dated May 1, 2023

Mutual of America Separate Account No. 2

Flexible Premium Annuity Contracts

The following supplemental information should be read in conjunction with the Initial Summary Prospectus and Updating Summary Prospectus dated May 1, 2023 for the Flexible Premium Annuity Contracts (“FPA Contracts”) and the Prospectus dated May 1, 2023 for the Individual Retirement Annuity (“IRA Contracts”) and FPA Contracts issued by Mutual of America Life Insurance Company (the “Company”) through Mutual of America Separate Account No. 2 (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in your Prospectus.

The information included in this supplement affects only the FPA Contracts, and not the IRA Contracts. The Initial Summary Prospectus, Updating Summary Prospectus and Prospectus revisions described below do not apply to the IRA Contracts.

Notice of Fund Substitution

In accordance with procedures established by the Securities and Exchange Commission, the Company and the Separate Account intend to substitute certain Underlying Funds for the FPA Contracts (the “Substitution”). As set forth in the table below, the following “Existing Funds” in which Subaccounts of the Separate Account currently invest on behalf of the FPA Contracts will be replaced with the following “Replacement Funds”:

Existing Fund	Replacement Fund
Mutual of America Variable Insurance Portfolio (“VIP”) Equity Index Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP All America Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP Small Cap Value Portfolio	DFA VA U.S. Targeted Value Portfolio
Mutual of America VIP Small Cap Growth Portfolio	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Mutual of America VIP Small Cap Equity Index Portfolio	Fidelity VIP Extended Market Index Portfolio (Initial Class)
Mutual of America VIP Mid Cap Value Portfolio	Fidelity VIP Value Strategies Portfolio (Initial Class)
Mutual of America VIP Mid-Cap Equity Index Portfolio	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio
Mutual of America VIP International Portfolio	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Mutual of America VIP Money Market Portfolio	Goldman Sachs VIT Government Money Market Fund (Institutional)

Mutual of America VIP Mid-Term Bond Portfolio	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Mutual of America VIP Bond Portfolio	American Funds Insurance Series – The Bond Fund of America (Class 1)
Mutual of America VIP Retirement Income Portfolio	Fidelity VIP Freedom Income Portfolio (Initial Class)
Mutual of America VIP 2015 Retirement Portfolio	Fidelity VIP Freedom Income Portfolio (Initial Class)
Mutual of America VIP 2020 Retirement Portfolio	Fidelity VIP Freedom 2020 Portfolio (Initial Class)
Mutual of America VIP 2025 Retirement Portfolio	Fidelity VIP Freedom 2025 Portfolio (Initial Class)
Mutual of America VIP 2030 Retirement Portfolio	Fidelity VIP Freedom 2030 Portfolio (Initial Class)
Mutual of America VIP 2035 Retirement Portfolio	Fidelity VIP Freedom 2035 Portfolio (Initial Class)
Mutual of America VIP 2040 Retirement Portfolio	Fidelity VIP Freedom 2040 Portfolio (Initial Class)
Mutual of America VIP 2045 Retirement Portfolio	Fidelity VIP Freedom 2045 Portfolio (Initial Class)
Mutual of America VIP 2050 Retirement Portfolio	Fidelity VIP Freedom 2050 Portfolio (Initial Class)
Mutual of America VIP 2055 Retirement Portfolio	Fidelity VIP Freedom 2055 Portfolio (Initial Class)
Mutual of America VIP 2060 Retirement Portfolio	Fidelity VIP Freedom 2060 Portfolio (Initial Class)
Mutual of America VIP Conservative Allocation Portfolio	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio
Mutual of America VIP Moderate Allocation Portfolio	Vanguard Variable Insurance Funds – Balanced Portfolio
Mutual of America VIP Aggressive Allocation Portfolio	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1)

Each Existing Fund is currently included as an Investment Alternative under the FPA Contracts. The Existing Funds will continue to be included as Investment Alternatives for FPA Contracts until a date on or after October 20, 2023 (the “Substitution Date”). The Replacement Funds will be made available for investment as Investment Alternatives for FPA Contracts on the Substitution Date.

On the Substitution Date, pursuant to applicable regulatory guidance and approvals, any Account Value under an FPA Contract (“FPA Contract value”) allocated to a Subaccount investing in an Existing Fund will be automatically transferred to the Subaccount investing in the applicable Replacement Fund.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your FPA Contract value immediately prior to the Substitution will equal your FPA Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your FPA Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your FPA Contract will not be altered in any way.

If any of your FPA Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your FPA Contract value from the Subaccount investing in the applicable Existing Fund to the Subaccount investing in the applicable Replacement Fund. Due to potential differences in Accumulation Unit Values for the Subaccounts, the number of units you receive in the Subaccount investing in the Replacement Fund may be different from the number of units you held in the Subaccount investing in the Existing Fund.

Please note the following information regarding your transfer rights:

•

At any time until the Substitution Date, you may transfer your FPA Contract value allocated to a Subaccount that invests in an Existing Fund to any other Subaccount available under your FPA Contract free of charge.

•

At any time following the Substitution Date, you may transfer your FPA Contract value allocated to a Subaccount that invests in a Replacement Fund to any other Subaccount available under your FPA Contract free of charge.

•	Except with respect to frequent transfer restrictions as described in your Prospectus, there are no limitations on the number of transfers permitted under your FPA Contract.

You may request a transfer by calling our toll-free number, 800.468.3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center at Mutual of America Life Insurance Company, Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

A summary prospectus for each Replacement Fund accompanies this Supplement. The investment objectives, principal investment strategies, principal risks, and fees and expenses of the Replacement Funds are described in the summary prospectuses. Read the prospectuses carefully before making any investment decision with respect to your FPA Contract values that are allocated to an Existing Fund.

If you have allocation instructions on file for future Contributions that include a Subaccount for an Existing Fund, you may provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your allocation instructions on file will automatically be updated to replace each Subaccount that invests in an Existing Fund with the Subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

To obtain a free copy of the Prospectus for your FPA Contract, a summary or statutory prospectus for an Existing Fund, or a statutory prospectus for a Replacement Fund, or if you have any questions regarding the Substitution, your FPA Contract, or your transfer rights regarding the Substitution, please call our toll-free number, 800.468.3785 or visit our website at www.mutualofamerica.com.

Addition of the Replacement Funds as Investment Alternatives for the FPA Contracts

On the Substitution Date, the Replacement Funds will be added as Investment Alternatives for the FPA Contracts. The revisions to the Prospectuses for the FPA Contracts described below, all of which relate to the addition of the Replacement Funds as Investment Alternatives, are effective on the Substitution Date.

We have entered into agreements with the transfer agent and/or distributor of certain of the Replacement Funds. Under the terms of these agreements, we will receive payments of up to 0.10% of the average daily net assets invested by the Separate Account in the Replacement Funds in connection with our provision of administrative support, distribution and recordkeeping services to the Replacement Funds. The services we provide to the Replacement Funds are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts.

The following information replaces the “Fees and Expenses” subsection of the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE FPA CONTRACT” section of your Initial Summary Prospectus, Updating Summary Prospectus and Prospectus:

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges
Transaction Charges	There are no charges for other transactions under the Contract.			Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.90%[1]	0.90%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.10%[2]	1.00%[2]
	3. Optional benefits available for an additional charge	NA	NA

[1] As a percentage of the Separate Account value. See the “Charges” section of the Prospectus for a description of the Base Contract Fee and related charges.

[2] As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST ESTIMATE: $1,028	HIGHEST ANNUAL COST ESTIMATE: $1,950

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Contributions, transfers, or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

No additional Contributions, transfers, or withdrawals

The following information replaces Table II within the “FEE TABLE - FPA CONTRACTS” section of your Initial Summary Prospectus and Prospectus:

	Maximum	FPA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	0.90%(2)

(1)

Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.

(2)

Reductions in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Asset Manager Portfolio, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in Separate Account fees with respect to the assets invested in such Investment Alternatives equal to servicing fees we receive from service providers to those Investment Alternatives.

For a period of two years following the effective date of the Substitution, your Separate Account Charge for amounts invested in the following Replacement Funds will be reduced by the amount by which the expenses of the Replacement Funds exceed the expenses of the corresponding Existing Funds: Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2045 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Fidelity VIP Freedom 2055 Portfolio, Fidelity VIP Freedom 2060 Portfolio and American Funds Insurance Series Managed Risk Growth-Income Fund.

Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.

(3)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

The following information replaces the table of minimum and maximum total operating expenses charged by the Underlying Funds within the “FEE TABLE - FPA CONTRACTS” section of your Initial Summary Prospectus and Prospectus:

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Maximum	Minimum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets) (before expense reimbursement)	0.10%	1.00%
Net Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.10%	0.93%

*The range of Net Annual Underlying Fund Expenses reflects expense and/or fee waivers that may not continue after April 30, 2024.

The following information replaces the Expense Example within the “FEE TABLE - FPA CONTRACTS” section of your Initial Summary Prospectus and Prospectus:

Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses.

The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

This example also assumes the maximum fees and expenses of the Underlying Funds during 2022, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$1,950	$6,148	$10,775	$24,527

The following replaces Appendix A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE FPA CONTRACTS at the back of your Initial Summary Prospectus, Updating Summary Prospectus and Prospectus:

APPENDIX A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE FPA CONTRACTS

The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity VIP Index 500 (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.10%	-18.21%	9.30%	12.45%

Equity Fund Seeks to achieve long-term capital appreciation	DFA VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC	0.29%	-25.35%	4.53%	10.06%
Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.13%	-18.13%			5.65%[2]
Equity Fund Seeks capital appreciation	Fidelity VIP Value Strategies Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.64%	-7.03%	8.38%	10.22%

Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid- capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio Adviser: The Vanguard Group, Inc.	0.11%	-16.01%	1.01%		2.02%[3]
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.57%	-27.92%	8.26%		9.16%[4]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	-21.86%	2.58%	4.53%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	-12.09%	4.35%	9.21%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	-30.74%	9.80%	13.25%

Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.51%	-4.96%	8.16%	10.19%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.60%	-26.31%	8.66%	11.43%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.61%	-14.74%	5.95%	9.96%

Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.81%	-19.38%	4.33%	9.20%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.57%	-19.74%	7.47%	12.14%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	-20.13%	7.15%	10.76%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	-8.79%	7.58%	10.86%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	-38.50%	5.16%	11.68%

Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	-11.49%	8.08%	10.08%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	-36.36%	0.04%	8.86%

Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%

Fixed Income Fund Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.	0.18%	1.58%	1.17%		0.75%[5]

Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.	0.14%	-5.72%	1.10%	1.44%
Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series – The Bond Fund of America (Class 1) Adviser: Capital Research and Management Company	0.21%	-12.26%	1.02%	1.62%
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations,	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.62%	-11.77%	2.11%	1.05%

which may be represented by forwards or derivatives such as options, futures contracts or swap agreements
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.60%	-14.94%	3.75%	5.66%
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
Balanced Fund Seeks to provide current income and low to moderate capital appreciation	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio Adviser: The Vanguard Group, Inc.	0.13%	-14.90%	2.52%	4.52%

Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income	Vanguard Variable Insurance Funds – Balanced Portfolio Adviser: Wellington Management Company LLC	0.21%	-14.30%	5.96%	8.41%
Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1) Adviser: Capital Research and Management Company	0.62%	-16.74%	4.32%	6.69%
Balanced Fund Seeks high total return with a secondary objective of principal preservation	Fidelity VIP Freedom Income Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.35%	-12.05%	1.96%	3.15%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2020 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.48%	-15.69%	3.73%	6.07%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2025 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.51%	-16.43%	4.12%	6.78%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2030 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.54%	-16.87%	4.61%	7.49%

Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2035 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.59%	-17.69%	5.38%	8.39%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2040 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.22%	5.89%	8.71%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2045 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.21%	5.89%	8.78%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2050 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.22%	5.89%	8.80%
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2055 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.26%			6.95%[6]
Balanced Fund Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2060 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.63%	-18.19%			6.98%[6]

1 The reported expense ratio for the following funds is net of fee waivers that may not continue: American Century VP Capital Appreciation Fund, American Funds Insurance Series The Bond Fund of America, American Funds Insurance Series Managed Risk Growth-Income Fund, American Funds Insurance Series New World Fund, Goldman Sachs VIT Government Money

Market Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series. Refer to the prospectuses of the Underlying Funds for more information.

2 Since inception date April 17, 2018.

3 Since inception date September 7, 2017.

4 Since inception date September 22, 2017.

5 Since inception date October 16, 2013.

6 Since inception date April 11, 2019.

* “Standard & Poor’s,” “S&P,” “S&P 500,” “S&P SmallCap 600” and “S&P MidCap 400” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

This Supplement Should Be Retained With Your Prospectus For Future Reference.